PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, Current	$ 2,728	$ 842
Provisions, non-Current	36,008	38,138
Total Provisions	38,736	38,980
Litigations [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, Current	616	427
Provisions, non-Current	12,556	14,696
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, Current	2,112	415
Provisions, non-Current	$ 23,452	$ 23,442